Leases - Lease Term and Discount Rate (FY) (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term	4 years 10 months 24 days	4 years 3 months 18 days	4 years 10 months 24 days	5 years 4 months 24 days
Weighted-average discount rate	11.50%	9.90%	9.70%	9.70%